ACCOUNTS PAYABLES AND ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounts Payables and Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accounts payables and accrued expenses and other current liabilities

The following table represents the major components of accounts payables and accrued expenses and other current liabilities at March 31, 2021 and at December 31, 2020:

	March 31, 2021	December 31, 2020
Accounts payable related party (1)	$368,367	$307,176
Professional fees	125,468	84,325
Interest	350,545	263,135
Other accounts payable	836	667
Other short-term debt (2)	420,750	—
Default Penalty	673,956	673,956
Convertible notes payable	938,400	938,400
Total	$2,878,322	$2,267,659

(1)	$138,000 to each the CFO and the CEO for 23 months of salary for the period May 1, 2019, through March 31, 2021 and $92,367 to the VPBD for salary and expenses for a period of 11 months, May 1, 2020, through March 31, 2021. At December 31, 2020 there was $120,000 to each the CFO and the CEO for 20 months of salary for the period May 2019 through December 2020, and $67,176 to the VPBD for salary and expenses for the period May through December 2020.
(2)	On January 20, 2021 the Supreme Court of the State of New York, County of Nassau, granted Power Up a summary judgement against the Company for Breach of Contact, awarding Power Up damages in the amount of $420,750.

The following table represents the major components of accounts payables and accrued expenses and other current liabilities at December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019
Accounts payable related party (1)	$307,176	$96,000
Professional fees	84,325	42,963
Interest	263,135	14,374
Payroll taxes	—	7,344
Other accounts payable	667	7,251
Default penalty	673,956	—
Convertible note payable	938,400	850,983
Total	$2,267,659	$1,018,915

(1)	$120,000 to each the CFO and the CEO for 8 months of salary for the period May 2019 through December 2020, and $67,176 to the VPBD for salary and expenses for the period May through December 2020, while there was $48,000 to each the CFO and the CEO at December 31,2019.